Shareholders' Equity (Tables)	6 Months Ended
Jun. 30, 2026
Shareholders' Equity [Abstract]
Schedule of Share-Based Compensation

The activity in share-based compensation is set out below:

	Number of restricted share unit outstanding	Weighted average grant date fair value	Aggregate intrinsic value**
Restricted share units outstanding at January 1, 2025	—	—	$—
Forfeited	—	—	—
Restricted share units outstanding at June 30, 2025	—	—	—
Restricted share units outstanding at January 1, 2026*	299,922	11.67	2,900,246
Granted	—	—	—
Vested	—	—	—
Forfeited	299,922	11.67	2,900,246
Restricted share units outstanding at June 30, 2026	—	—	$—

*	During the fourth quarter of 2025, there were 999,750 RSU units granted and 699,828 RSU units vested. At January 1, 2026, there were 299,922 RSU units remain unvested, which had been recorded $788,915 as additional paid-in capital-RSU as of December 31, 2025 to amortize the unvested costs for the remaining three tranches.

**	The intrinsic value of nonvested restricted share units as of December 31, 2025 was calculated using the Company’s closing market price of $9.67 per share on that date.